Other long-term liabilities - Convertible Note (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 07, 2021	Dec. 31, 2021
Other long-term liabilities
Proceeds from convertible note	¥ 20,000	¥ 20,000
Unpaid interest		4.75
If holder choose to convert in first three years
Other long-term liabilities
Basic interest rate		2.50%
Debt instrument term		3 years
If holder choose to convert in fourth or fifth year
Other long-term liabilities
Proceeds from convertible note		¥ 20,000
Percentage of proceeds from convertible note		80.00%
Convertible debt
Other long-term liabilities
Principal amount		¥ 20,000
Basic interest rate		4.75%
Debt instrument term		5 years